Revenues	12 Months Ended
Mar. 31, 2024
Revenues [Abstract]
Revenues

Note 4 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2023 and 2024:

	For the years ended March 31
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$1,188,362	$-	-%
Internal control advisory services	486,400	520,080	66,456	33,680	6.9%
Subtotal accounting and corporate consultancy services	9,786,400	9,820,080	1,254,818	33,680	0.3%
Taxation services	1,240,000	950,000	121,392	(290,000)	(23.4)%
Company secretarial services	1,506,131	1,210,355	154,660	(295,776)	(19.6)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023 and 2024:

	For the years ended March 31
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$259,442	$(367,033)	(15.3)%
Services and deliverables transferred over time	10,135,133	9,950,070	1,271,428	(185,063)	(1.8)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%